Summary of Significant Accounting Policies - Summary of Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets (Detail)	12 Months Ended
Mar. 31, 2022
Plant and equipment (solar rooftop projects)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Plant and equipment (solar rooftop projects) | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Plant and equipment (solar rooftop projects) | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Plant and equipment (wind and solar power projects) | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Plant and equipment (wind and solar power projects) | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	35 years
Plant and equipment (others) | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Plant and equipment (others) | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	18 years
Office Equipment [Member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Furniture and fixtures
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Computers
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Computer Servers
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Computer software | Bottom of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software | Top of range [member]
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Customer contracts
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Development rights
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	25 years
Leasehold improvements
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Description of useful life, property, plant and equipment	5
Building (Temporary structure)
Disclosure Of Depreciation Amortization Of Tangible And Intangible Assets [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years